Financial instruments and commitments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 170,435	$ 751,686	$ 748,576
Unused credit facilities	$ 800,000
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable (percent)	10.00%
Reasonably possible decrease in risk variable (percent)	10.00%
Currency risk | Currencies other than US Dollar | Revenues
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk (percent)	46.00%
Currency risk | Currencies other than US Dollar | Expenses
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk (percent)	36.00%
Currency risk | EUR | Revenues
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk (percent)	10.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable (percent)	1.00%	1.00%
Reasonably possible decrease in risk variable (percent)	1.00%
Increase (decrease) in profit (loss) due increase in risk variable	$ (9,750)	$ 1,073
Increase (decrease) in profit (loss) due to reasonably possible decrease in risk variable	$ 9,750	$ (1,073)